Long-Term Debt (Detail) - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Cinemark USA, Inc. term loan		$ 679,000	$ 686,000
Other	[1]	5,572	6,997
Total long-term debt		1,814,572	1,822,997
Less current portion		8,405	8,423
Less debt issuance costs, net of accumulated amortization of $10,918 and $16,058, respectively	[2]	33,237	31,419
Long-term debt, less current portion		1,772,930	1,783,155
4.875 % Senior Notes Due May 2023
Debt Instrument [Line Items]
Senior notes		530,000	530,000
5.125% Senior Notes Due 2022
Debt Instrument [Line Items]
Senior notes		400,000	400,000
7.375% Senior Subordinated Notes Due 2021
Debt Instrument [Line Items]
Senior subordinated notes		$ 200,000	$ 200,000

[1]	Primarily represents debt owed to NCM in relation to the recently-formed joint venture AC JV, LLC. See Note 5.
[2]	See Note 2 for discussion of debt issuance costs reclassification upon adoption of ASU 2015-03.